SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of class A common stock reflected in the condensed consolidated balance sheet

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	$(10,733,333)
Issuance costs allocated to Class A common stock	(5,983,403)
Plus:
Remeasurement adjustment on redeemable common stock	$16,716,736

Class A common stock subject to possible redemption	$287,500,000

Schedule of calculation of basic and diluted net income (loss) per share

The following table reflects the calculation of basic and diluted net loss per share (in dollars, except per share amounts):

			For the Period from
			September 29, 2020
			(Inception) Through
	Year Ended December 31		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(2,616,395)	$(722,143)	$—	$(1,104)
Denominator:
Basic and diluted weighted average shares outstanding	25,678,082	7,087,329	—	6,250,000
Basic and diluted net loss per common stock	$(0.10)	$(0.10)	$—	$—